Concentration and Risk	12 Months Ended
Dec. 31, 2025
Concentration and Risk [Abstract]
Concentration and risk
3.	Concentration and risk

Concentration of customers

The Group adjusted the new property business scale and took actions to cease business cooperation with high credit risk developers to avoid further losses due to continuous downturn of real estate transactions market since 2023. For the year ended December 31, 2023, the actions above resulted in a significant increase of the percentage of two good credit developers’ revenue to the total revenue of the Group being more than 10%, with the percentage to be 32% and 14%, respectively. For the year ended December, 31, 2024, only one good credit developer from whom revenue contributed more than 10% of the total revenue of the Group with the percentage to be 34%. For the year ended December 31, 2025, two developers with good credit from whom revenue contributed more than 10% of the total revenue of the Group with the percentage to be 26% and 17%, respectively.

Concentration of credit risk

Assets that potentially subject the Group to significant concentration of credit risk primarily consist of cash and cash equivalents. The maximum exposure of such assets to credit risk is their carrying amount as at the balance sheet dates. As of December 31, 2025, cash and cash equivalents and restricted cash of RMB32,659 were deposited in financial institutions in the PRC and Hong Kong. The bank deposits with financial institutions in the PRC are insured by the government authority for up to RMB500. The bank deposits with financial institutions in Hong Kong are insured by the government authority for up to HK$500. To limit exposure to credit risk relating to deposits, the Group primarily places cash and cash equivalent with large financial institutions in the PRC and Hong Kong which management believes are of high credit quality and the Group also continually monitors their credit worthiness.

The Group’s operations are carried out in China. Accordingly, the Group’s business, financial condition and results of operations may be influenced by the political, economic and legal environments in the PRC as well as by the general state of the PRC’s economy. In addition, the Group’s business may be influenced by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, rates and methods of taxation among other factors.

Accounts receivable are typically unsecured and are primarily derived from revenue earned from real estate developers. Security deposits with real estate developers are also unsecured and are the advance payment to real estate developers to obtain the exclusive selling right under Exclusive Sales Contracts without Sales Commitment Arrangements (see Note 1(c)). The risk with respect to accounts receivable and security deposit with real estate developers are managed by credit evaluations the Group performs on its customers and its ongoing monitoring of outstanding balances.

The Group is exposed to default risk on its loans receivable. The Group gives internal ratings to financial instruments based on their credit quality and risk characteristics. The Group assesses the allowance for credit losses related to loans receivable on a quarterly basis, either on an individual or collective basis.

Currency risk

The Group’s operational transactions and its assets and liabilities are primarily denominated in RMB, which is not freely convertible into foreign currencies. The value of RMB is subject to changes in central government policies and international economic and political developments that affect the supply and demand of RMB in the foreign exchange market. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (the “PBOC”). Remittances from China in currencies other than RMB by the Group must be processed through the PBOC or other China foreign exchange regulatory bodies and require certain supporting documentation in order to execute the remittance.

Liquidity Risk

We are also exposed to liquidity risk which is risk that we are unable to provide sufficient capital resources and liquidity to meet our commitments and business needs. Liquidity risk is controlled by the application of financial position analysis and monitoring procedures. When necessary, we will turn to other financial institutions and related parties to obtain short-term funding to meet the liquidity shortage.